Events after the Balance-Sheet Date (Details) - EUR (€)	Feb. 10, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Events after the balance sheet date [Line items]
Number of shares outstanding		25,772,359	22,097,609	14,879,000
Consolidated entity
Events after the balance sheet date [Line items]
Number of shares representing share options exercised	25,000
Number of shares outstanding	25,797,359
Issued capital	€ 4,431,664.69	€ 4,427,000	€ 3,796,000